                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2111

                       RIVERSOURCE LARGE CAP SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE DISCIPLINED EQUITY FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.1%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (3.0%)
General Dynamics                                     138,332             $12,582,679
Goodrich                                             114,024               7,942,912
Honeywell Intl                                       529,173              31,967,340
Lockheed Martin                                      109,106              12,006,024
Precision Castparts                                  150,596              22,560,787
Rockwell Collins                                      39,213               2,933,525
United Technologies                                  170,133              13,030,486
                                                                     ---------------
Total                                                                    103,023,753
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
United Parcel Service Cl B                            81,010               6,083,851
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Goodyear Tire & Rubber                               152,316(b)            4,592,327
Johnson Controls                                     540,787              23,643,208
                                                                     ---------------
Total                                                                     28,235,535
------------------------------------------------------------------------------------

AUTOMOBILES (0.9%)
Ford Motor                                           949,756(b)            8,424,336
General Motors                                       375,737              14,725,133
Harley-Davidson                                      144,208               7,426,712
                                                                     ---------------
Total                                                                     30,576,181
------------------------------------------------------------------------------------

BEVERAGES (2.0%)
Coca-Cola                                            473,330              29,232,861
Molson Coors Brewing Cl B                             21,914               1,254,138
PepsiCo                                              525,928              38,771,412
                                                                     ---------------
Total                                                                     69,258,411
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
American Standard Companies                          128,320               4,782,486
Masco                                                173,786               4,184,767
                                                                     ---------------
Total                                                                      8,967,253
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.1%)
Bear Stearns Companies                                32,004               3,635,654
Franklin Resources                                    84,502              10,958,219
Goldman Sachs Group                                   18,346               4,548,340
Janus Capital Group                                   88,512               3,054,549
Legg Mason                                            26,523               2,199,818
Lehman Brothers Holdings                             341,556              21,634,157
Merrill Lynch & Co                                   426,443              28,153,767
Morgan Stanley                                       511,649              34,413,512
                                                                     ---------------
Total                                                                    108,598,016
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHEMICALS (1.8%)
Ashland                                                8,000                $469,760
Dow Chemical                                         184,235               8,297,944
Ecolab                                                67,323               3,175,626
EI du Pont de Nemours & Co                           279,188              13,822,598
Intl Flavors & Fragrances                              4,868                 254,158
Monsanto                                             294,475              28,749,595
PPG Inds                                              66,308               4,955,860
Sigma-Aldrich                                         59,672               3,083,252
                                                                     ---------------
Total                                                                     62,808,793
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
BB&T                                                 230,096               8,506,649
Comerica                                             137,697               6,427,696
Fifth Third Bancorp                                   28,276                 884,473
First Horizon Natl                                   130,956(d)            3,415,332
Huntington Bancshares                                102,570(d)            1,837,029
KeyCorp                                               80,436               2,288,404
Natl City                                            569,588              13,812,510
Synovus Financial                                     88,534               2,333,756
US Bancorp                                           128,076               4,247,000
                                                                     ---------------
Total                                                                     43,752,849
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Monster Worldwide                                     58,736(b)            2,383,507
RR Donnelley & Sons                                   79,664               3,209,662
                                                                     ---------------
Total                                                                      5,593,169
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
Ciena                                                 47,918(b)            2,293,355
Corning                                              537,121              13,035,927
Juniper Networks                                     468,044(b)           16,849,584
QUALCOMM                                             569,635              24,340,504
                                                                     ---------------
Total                                                                     56,519,370
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (8.2%)
Apple                                                870,456(b)          165,343,118
EMC                                                2,291,133(b)           58,171,867
IBM                                                  480,561              55,802,743
Lexmark Intl Cl A                                    113,857(b)            4,780,855
NCR                                                  120,770(b)            3,332,044
                                                                     ---------------
Total                                                                    287,430,627
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                                 65,309             $10,318,822
Jacobs Engineering Group                             109,168(b)            9,513,991
                                                                     ---------------
Total                                                                     19,832,813
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                      44,481               3,803,570
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                  31,661               1,569,752
Pactiv                                                98,053(b)            2,693,516
Sealed Air                                            50,522               1,259,513
Temple-Inland                                         16,613                 891,620
                                                                     ---------------
Total                                                                      6,414,401
------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                        124,983               6,132,916
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                     25,353(b)            2,009,479
H&R Block                                             71,860               1,566,548
                                                                     ---------------
Total                                                                      3,576,027
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America                                      545,199              26,322,208
CIT Group                                            171,609               6,047,501
Citigroup                                          2,054,135              86,068,256
JPMorgan Chase & Co                                  762,537              35,839,239
Leucadia Natl                                         91,774(d)            4,649,271
                                                                     ---------------
Total                                                                    158,926,475
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T                                               1,110,084(f)           46,390,410
Verizon Communications                               706,965              32,569,878
                                                                     ---------------
Total                                                                     78,960,288
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
American Electric Power                              346,619              16,710,502
Edison Intl                                           49,383               2,871,621
Entergy                                               69,057               8,277,863
FPL Group                                            143,574               9,823,333
PPL                                                  213,548              11,040,432
Progress Energy                                       21,334               1,024,032
                                                                     ---------------
Total                                                                     49,747,783
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRICAL EQUIPMENT (0.2%)
Cooper Inds Cl A                                      65,899              $3,452,448
Emerson Electric                                      48,625               2,541,629
                                                                     ---------------
Total                                                                      5,994,077
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                  66,228(b)            2,440,502
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
BJ Services                                           67,770               1,707,126
ENSCO Intl                                            49,198               2,729,997
Nabors Inds                                           75,642(b,c)          2,124,027
Natl Oilwell Varco                                   121,258(b)            8,880,936
Noble                                                149,661               7,924,550
Schlumberger                                         664,477              64,168,544
Smith Intl                                           111,775               7,382,739
Transocean                                            98,736(b)           11,786,116
Weatherford Intl                                     187,846(b)           12,193,084
                                                                     ---------------
Total                                                                    118,897,119
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.6%)
Kroger                                               100,259               2,946,612
Safeway                                              318,606              10,832,604
SUPERVALU                                            162,541               6,298,464
Wal-Mart Stores                                      767,251              34,687,417
                                                                     ---------------
Total                                                                     54,765,097
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Sara Lee                                             375,839               6,216,377
Tyson Foods Cl A                                     287,490               4,542,342
                                                                     ---------------
Total                                                                     10,758,719
------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Questar                                               63,969               3,651,351
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Baxter Intl                                           96,193               5,772,542
Becton Dickinson & Co                                 44,419               3,707,210
Stryker                                              239,689              17,017,919
Zimmer Holdings                                      126,358(b)            8,780,617
                                                                     ---------------
Total                                                                     35,278,288
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
Cardinal Health                                       85,343               5,805,884
CIGNA                                                511,572              26,852,415
Express Scripts                                      281,683(b)           17,774,197
Health Management Associates Cl A                     67,300                 444,853
Medco Health Solutions                               197,210(b)           18,612,680
Quest Diagnostics                                     38,786(d)            2,062,639
Tenet Healthcare                                     261,345(b)              917,321
                                                                     ---------------
Total                                                                     72,469,989
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Harrah's Entertainment                               124,560              10,992,420
Marriott Intl Cl A                                    58,162               2,391,040
McDonald's                                           620,408              37,038,357
                                                                     ---------------
Total                                                                     50,421,817
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Centex                                               109,196               2,736,452
DR Horton                                            606,447               7,695,812
KB HOME                                               94,169               2,602,831
Lennar Cl A                                          201,361               4,601,099
Pulte Homes                                          188,605(f)            2,798,898
                                                                     ---------------
Total                                                                     20,435,092
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark                                       248,741             $17,633,249
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Constellation Energy Group                            96,566               9,144,800
Dynegy Cl A                                          174,893(b)            1,610,765
                                                                     ---------------
Total                                                                     10,755,565
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.7%)
3M                                                   609,120              52,603,604
Textron                                               45,528               3,150,993
Tyco Intl                                            112,026(c)            4,612,110
                                                                     ---------------
Total                                                                     60,366,707
------------------------------------------------------------------------------------

INSURANCE (5.0%)
ACE                                                  249,224(c)           15,105,467
AFLAC                                                 36,990               2,322,232
Allstate                                             590,561              30,945,396
Ambac Financial Group                                 60,196               2,217,019
American Intl Group                                  135,174               8,532,183
Aon                                                   52,239               2,367,471
Assurant                                              17,651               1,031,524
Chubb                                                276,289              14,740,018
Cincinnati Financial                                  28,900               1,149,642
Genworth Financial Cl A                              348,663               9,518,500
Lincoln Natl                                          49,529               3,089,124
Marsh & McLennan Companies                           194,762               5,042,388
MBIA                                                  99,597               4,286,655
MetLife                                              113,489               7,813,718
Progressive                                          832,777              15,406,375
Prudential Financial                                 152,757              14,774,657
Safeco                                                59,339               3,435,728
Torchmark                                             78,279               5,100,660
Travelers Companies                                  353,002              18,430,234
Unum Group                                           358,253               8,361,625
XL Capital Cl A                                        9,593(c)              690,216
                                                                     ---------------
Total                                                                    174,360,832
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                           181,591(b)           16,188,838
IAC/InterActiveCorp                                   67,426(b)            1,986,370
                                                                     ---------------
Total                                                                     18,175,208
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
eBay                                                 402,631(b)           14,534,979
VeriSign                                             134,757(b)            4,593,866
                                                                     ---------------
Total                                                                     19,128,845
------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Fidelity Natl Information Services                   120,123               5,540,072
Paychex                                               98,702               4,123,770
Unisys                                               469,201(b)            2,852,742
                                                                     ---------------
Total                                                                     12,516,584
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                                             28,643                 639,025
Eastman Kodak                                        205,970               5,903,100
Hasbro                                                85,589               2,554,832
Mattel                                               530,174              11,075,335
                                                                     ---------------
Total                                                                     20,172,292
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

LIFE SCIENCES TOOLS & SERVICES (0.2%)
PerkinElmer                                           98,673              $2,715,481
Thermo Fisher Scientific                              60,622(b)            3,565,180
                                                                     ---------------
Total                                                                      6,280,661
------------------------------------------------------------------------------------

MACHINERY (4.3%)
Caterpillar                                          472,667              35,265,684
Cummins                                               59,608               7,150,576
Deere & Co                                           156,885              24,301,487
Eaton                                                103,021               9,537,684
Illinois Tool Works                                   40,630               2,326,474
Ingersoll-Rand Cl A                                  207,217(c)           10,433,376
ITT                                                  128,039               8,568,370
Navistar Intl                                         54,900(b)            3,457,328
PACCAR                                               437,797              24,324,001
Pall                                                 108,082               4,330,846
Parker Hannifin                                      128,863              10,356,719
Terex                                                111,318(b)            8,262,022
                                                                     ---------------
Total                                                                    148,314,567
------------------------------------------------------------------------------------

MEDIA (1.5%)
CBS Cl B                                             616,038(d)           17,680,291
Gannett                                              427,766              18,141,555
Interpublic Group of Companies                        85,812(b)              888,154
McGraw-Hill Companies                                  9,792                 489,992
Meredith                                              12,130                 755,093
New York Times Cl A                                   70,995(d)            1,388,662
Time Warner                                          648,165              11,835,493
Tribune                                               83,709               2,533,034
                                                                     ---------------
Total                                                                     53,712,274
------------------------------------------------------------------------------------

METALS & MINING (1.8%)
Alcoa                                                440,313              17,431,992
Allegheny Technologies                                54,687               5,587,371
Freeport-McMoRan Copper & Gold                       282,296              33,220,593
United States Steel                                   58,880               6,353,152
                                                                     ---------------
Total                                                                     62,593,108
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Big Lots                                              52,981(b)            1,270,484
Family Dollar Stores                                  36,123                 915,718
Kohl's                                                55,930(b)            3,074,473
Nordstrom                                             68,905               2,717,613
                                                                     ---------------
Total                                                                      7,978,288
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
CenterPoint Energy                                   303,481               5,086,342
NiSource                                             121,389               2,482,405
PG&E                                                  68,873               3,369,956
Sempra Energy                                        162,520               9,996,605
TECO Energy                                           83,991               1,413,569
Xcel Energy                                           98,866               2,229,428
                                                                     ---------------
Total                                                                     24,578,305
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.4%)
Anadarko Petroleum                                   273,837              16,161,860
Apache                                               132,448              13,749,427
Chevron                                            1,561,283             142,873,007
ConocoPhillips                                       666,527(f)           56,628,134
CONSOL Energy                                         62,063               3,506,560
Devon Energy                                          57,973               5,414,678
Exxon Mobil                                        1,729,512             159,097,810
Hess                                                  62,794               4,496,678

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Marathon Oil                                         375,756             $22,218,452
Murphy Oil                                            69,850               5,143,056
Occidental Petroleum                                 401,348              27,713,079
Valero Energy                                        184,830              13,017,577
                                                                     ---------------
Total                                                                    470,020,318
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
MeadWestvaco                                          93,215               3,135,753
Weyerhaeuser                                         115,485               8,766,466
                                                                     ---------------
Total                                                                     11,902,219
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Alberto-Culver                                        41,634               1,082,068
Avon Products                                        218,357               8,948,270
                                                                     ---------------
Total                                                                     10,030,338
------------------------------------------------------------------------------------

PHARMACEUTICALS (8.5%)
Forest Laboratories                                   94,256(b)            3,682,582
Johnson & Johnson                                  1,173,043              76,447,212
King Pharmaceuticals                                 334,909(b)            3,550,035
Merck & Co                                           772,283              44,993,208
Pfizer                                             6,907,466             169,992,739
                                                                     ---------------
Total                                                                    298,665,776
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
General Growth Properties                             86,668               4,711,272
Simon Property Group                                  40,661               4,233,217
                                                                     ---------------
Total                                                                      8,944,489
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           70,910(b)            1,728,786
------------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
Avis Budget Group                                     13,026(b)              271,853
CSX                                                  234,795              10,511,772
Union Pacific                                        188,367              24,118,510
                                                                     ---------------
Total                                                                     34,902,135
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
KLA-Tencor                                            31,984              $1,683,958
LSI                                                  238,134(b)            1,571,684
MEMC Electronic Materials                            120,382(b)            8,814,370
Teradyne                                              58,834(b)              726,012
Xilinx                                                45,631               1,113,396
                                                                     ---------------
Total                                                                     13,909,420
------------------------------------------------------------------------------------

SOFTWARE (3.3%)
CA                                                   137,156               3,627,776
Compuware                                            218,751(b)            2,187,510
Microsoft                                          2,529,902              93,125,692
Oracle                                               732,827(b)           16,246,775
                                                                     ---------------
Total                                                                    115,187,753
------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.6%)
Abercrombie & Fitch Cl A                              47,279               3,744,497
AutoNation                                           126,049(b)            2,229,807
AutoZone                                              41,363(b)            5,145,971
Bed Bath & Beyond                                    125,664(b,d)          4,265,036
Best Buy                                             130,493               6,331,520
Gap                                                  330,498(f)            6,246,412
Home Depot                                         1,799,763              56,710,533
Lowe's Companies                                     946,600              25,454,074
RadioShack                                           168,700               3,478,594
Sherwin-Williams                                      53,160(f)            3,397,987
Tiffany & Co                                         136,868               7,415,508
                                                                     ---------------
Total                                                                    124,419,939
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Coach                                                425,592(b)           15,559,644
Jones Apparel Group                                   82,114               1,719,467
Liz Claiborne                                        128,035               3,645,156
Nike Cl B                                            250,207              16,578,716
Polo Ralph Lauren                                     47,207               3,247,842
VF                                                    69,819               6,083,329
                                                                     ---------------
Total                                                                     46,834,154
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                VALUE(A)

THRIFTS & MORTGAGE FINANCE (3.3%)
Countrywide Financial                                458,777              $7,120,219
Fannie Mae                                           976,195              55,682,164
Freddie Mac                                          584,748              30,541,388
MGIC Investment                                       99,793(d)            1,931,992
Washington Mutual                                    741,272(d)           20,666,663
                                                                     ---------------
Total                                                                    115,942,426
------------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                         641,159              46,759,726
UST                                                   53,877(d)            2,872,722
                                                                     ---------------
Total                                                                     49,632,448
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                           42,704               3,839,944
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,146,594,905)                                                $3,455,880,762
------------------------------------------------------------------------------------

MONEY MARKET FUND (5.7%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                 197,628,886(g)         $197,628,886
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $197,628,886)                                                    $197,628,886
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,344,223,791)(h)                                             $3,653,509,648
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 0.9% of net assets.

(d)  At Oct. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.9% of net assets. The Fund's cash equivalent position is 4.8% of net assets.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, Dec. 2007                                                42

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


(h) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $3,344,224,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                                              $458,409,000
Unrealized depreciation                                              (149,123,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $309,286,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 3 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                            RIVERSOURCE GROWTH FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.4%)
Boeing                                               650,425             $64,125,400
Honeywell Intl                                       161,634               9,764,310
Lockheed Martin                                       59,239               6,518,660
                                                                     ---------------
Total                                                                     80,408,370
------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                           394,445(b)            3,498,727
General Motors                                       128,464               5,034,504
                                                                     ---------------
Total                                                                      8,533,231
------------------------------------------------------------------------------------

BEVERAGES (1.9%)
Coca-Cola                                            313,679              19,372,815
Molson Coors Brewing Cl B                            199,120              11,395,638
PepsiCo                                              449,355              33,126,450
                                                                     ---------------
Total                                                                     63,894,903
------------------------------------------------------------------------------------

BIOTECHNOLOGY (5.5%)
Amgen                                                798,094(b)           46,377,242
Biogen Idec                                          230,910(b)           17,188,940
Celgene                                              167,138(b)           11,031,108
Genentech                                          1,223,149(b)           90,672,036
Gilead Sciences                                      336,524(b)           15,544,044
                                                                     ---------------
Total                                                                    180,813,370
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.7%)
Alibaba.com                                            9,500(b,c)             16,548
Apollo Mgmt LP                                     1,347,000(b,d,g)       36,369,000
Goldman Sachs Group                                   54,478              13,506,186
KKR Private Equity Investors LP Unit               3,170,932              62,150,267
Oaktree Capital Group LLC Cl A Unit                  230,000(d,g)          8,912,500
                                                                     ---------------
Total                                                                    120,954,501
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (8.7%)
Cisco Systems                                      3,326,653(b)          109,979,148
JDS Uniphase                                       1,327,281(b)           20,254,308
Nokia ADR                                            184,872(c)            7,343,116
QUALCOMM                                           3,275,208             139,949,637
Telefonaktiebolaget LM Ericsson ADR                  294,913(c)            8,862,136
                                                                     ---------------
Total                                                                    286,388,345
------------------------------------------------------------------------------------

COMMON STOCKS (95.0%)
ISSUER                                            SHARES                    VALUE(A)

COMPUTERS & PERIPHERALS (3.2%)
Apple                                                399,034(b)          $75,796,508
Brocade Communications Systems                       127,906(b)            1,216,386
Dell                                                 115,645(b)            3,538,737
Hewlett-Packard                                      459,066              23,724,531
                                                                     ---------------
Total                                                                    104,276,162
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
AT&T                                               2,378,216              99,385,647
Chunghwa Telecom ADR                                  80,014(c)            1,536,269
Deutsche Telekom                                   2,698,810(c)           55,448,867
Deutsche Telekom ADR                                 689,950(c)           14,171,573
Telefonica                                           489,000(c)           16,192,002
Telefonica ADR                                       147,367(c)           14,655,648
                                                                     ---------------
Total                                                                    201,390,006
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
Transocean                                            70,925(b)            8,466,317
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
CVS Caremark                                          92,812               3,876,757
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Kraft Foods Cl A                                     577,321              19,288,295
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Boston Scientific                                  6,418,434(b)           89,023,679
Medtronic                                            212,413              10,076,873
                                                                     ---------------
Total                                                                     99,100,552
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Cardinal Health                                      516,295              35,123,549
McKesson                                             502,931              33,243,739
UnitedHealth Group                                   650,718              31,982,790
                                                                     ---------------
Total                                                                    100,350,078
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (--%)
Intl Game Technology                                  37,804               1,648,632
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Harman Intl Inds                                     646,027              54,395,474
S&P Homebuilders ETF SPDR Fund                       216,395               4,797,477
                                                                     ---------------
Total                                                                     59,192,951
------------------------------------------------------------------------------------

COMMON STOCKS (95.0%)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD PRODUCTS (2.7%)
Colgate-Palmolive                                    465,269             $35,486,067
Procter & Gamble                                     786,791              54,697,710
                                                                     ---------------
Total                                                                     90,183,777
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.6%)
General Electric                                     843,423              34,715,291
Siemens                                              143,142(c)           19,546,946
                                                                     ---------------
Total                                                                     54,262,237
------------------------------------------------------------------------------------

INSURANCE (1.4%)
ACE                                                   63,904(c)            3,873,221
AFLAC                                                144,060               9,044,087
American Intl Group                                  312,374              19,717,047
Prudential Financial                                 150,261              14,533,244
                                                                     ---------------
Total                                                                     47,167,599
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.1%)
eBay                                                 582,365(b)           21,023,377
Google Cl A                                          112,390(b)           79,459,730
Yahoo!                                                48,993(b)            1,523,682
                                                                     ---------------
Total                                                                    102,006,789
------------------------------------------------------------------------------------

IT SERVICES (--%)
HCL Technologies                                      65,150(c)              521,614
------------------------------------------------------------------------------------

MACHINERY (0.1%)
Flowserve                                             28,112               2,219,724
------------------------------------------------------------------------------------

MEDIA (10.2%)
Charter Communications Cl A                        2,717,734(b)            5,625,709
Comcast Cl A                                         734,063(b)           15,452,026
News Corp Cl A                                       754,236              16,344,294
Time Warner                                        1,411,467              25,773,387
Time Warner Cable Cl A                                93,358(b)            2,669,105
Virgin Media                                      11,485,213             253,938,060
WorldSpace Cl A                                      419,274(b,e)          1,769,336
XM Satellite Radio Holdings Cl A                   1,084,605(b)           14,403,554
                                                                     ---------------
Total                                                                    335,975,471
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (95.0%)
ISSUER                                            SHARES                    VALUE(A)

METALS & MINING (3.4%)
Coeur d'Alene Mines                                5,707,601(b,e)        $22,545,024
Lihir Gold                                        17,303,643(b,c)         66,547,329
Newmont Mining                                       413,870              21,049,423
Stillwater Mining                                    256,952(b)            2,859,876
                                                                     ---------------
Total                                                                    113,001,652
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
JC Penney                                             52,776               2,968,122
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.1%)
Chevron                                              108,490               9,927,920
Exxon Mobil                                          636,217              58,525,602
Kinder Morgan Management LLC                               0(b)                   20
                                                                     ---------------
Total                                                                     68,453,542
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (2.7%)
Avon Products                                      1,952,947              80,031,768
Herbalife                                            185,654(c)            8,185,485
                                                                     ---------------
Total                                                                     88,217,253
------------------------------------------------------------------------------------

PHARMACEUTICALS (8.6%)
AstraZeneca                                          193,219(c)            9,514,170
Bristol-Myers Squibb                               1,171,706              35,139,463
Eli Lilly & Co                                       188,431              10,203,539
Johnson & Johnson                                    247,134              16,105,723
Merck & Co                                         1,419,562              82,703,682
Pfizer                                             2,152,041              52,961,729
Roche Holding                                        119,642(c)           20,436,996
Schering-Plough                                    1,132,432              34,561,825
Wyeth                                                449,988              21,882,916
                                                                     ---------------
Total                                                                    283,510,043
------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Hertz Global Holdings                              1,937,475(b)           42,004,458
------------------------------------------------------------------------------------

COMMON STOCKS (95.0%)
ISSUER                                            SHARES                    VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Atmel                                              4,321,954(b)          $21,134,355
Broadcom Cl A                                         97,891(b)            3,186,352
Intel                                              2,074,930              55,815,617
LDK Solar ADR                                        115,629(b,c,e)        4,580,065
Spansion Cl A                                      4,277,088(b)           30,153,470
                                                                     ---------------
Total                                                                    114,869,859
------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Microsoft                                          3,502,792             128,937,774
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Office Depot                                          46,627(b)              874,723
TJX Companies                                        214,949               6,218,474
                                                                     ---------------
Total                                                                      7,093,197
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Countrywide Financial                                285,538               4,431,550
------------------------------------------------------------------------------------

TOBACCO (1.3%)
Altria Group                                         595,157              43,404,800
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (8.2%)
ALLTEL                                               215,899              15,361,214
America Movil ADR Series L                            52,780(c)            3,451,284
Hutchison Telecommunications Intl                 16,414,402(c)           23,297,260
Millicom Intl Cellular                               109,139(b,c)         12,821,650
Orascom Telecom Holding GDR                           75,632(c,e)          5,415,251
Sprint Nextel                                      1,851,429              31,659,436
Virgin Mobile USA Cl A                               576,641(b,e)          7,006,188
Vodafone Group                                    38,116,799(c)          150,186,339
Vodafone Group ADR                                   549,176(c)           21,566,142
                                                                     ---------------
Total                                                                    270,764,764
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,799,829,598)                                                $3,138,576,695
------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.2%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
Genentech                                         12,254               $90.00           Jan. 2008                 $643,335
QUALCOMM                                           1,163                50.00           Jan. 2008                   52,917
Virgin Media                                      11,090                27.50           Jan. 2008                  138,625
--------------------------------------------------------------------------------------------------------------------------

PUTS
NASDAQ 100                                       182,154                50.00           Nov. 2007                1,548,309
S&P 500 Index                                      1,049             1,500.00           Nov. 2007                  854,935
S&P 500 Index                                      1,148             1,510.00           Dec. 2007                2,875,740
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $20,725,206)                                                                                             $6,113,861
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.9%)(f)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                 196,257,061(h)         $196,257,061
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $196,257,061)                                                    $196,257,061
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,016,811,865)(i)                                             $3,340,947,617
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 14.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $45,281,500 or 1.4% of net assets.

(e)  At Oct. 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.2% of net assets. The Fund's cash equivalent position is 4.7% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
----------------------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                        08-02-07                $32,328,000
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-20-07           9,673,100

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 2 RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

(i) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $3,016,812,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $449,959,000
Unrealized depreciation                                              (125,823,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $324,136,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE LARGE CAP EQUITY FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.8%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (3.9%)
Boeing                                               882,851             $87,040,281
DRS Technologies                                      60,447               3,472,076
General Dynamics                                      56,422               5,132,145
Goodrich                                             334,037              23,269,017
Honeywell Intl                                       859,167              51,902,278
L-3 Communications Holdings                          137,450              15,070,018
Lockheed Martin                                      218,900              24,087,756
Northrop Grumman                                     102,376               8,560,681
United Technologies                                  364,904              27,947,997
                                                                     ---------------
Total                                                                    246,482,249
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                            41,551               3,120,480
------------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                  105,806(b)            5,068,107
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                32,401(b)              976,890
Johnson Controls                                      91,131               3,984,247
                                                                     ---------------
Total                                                                      4,961,137
------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
BMW                                                   35,248(c)            2,352,816
Fiat                                                  77,819(c)            2,511,592
Ford Motor                                           573,320(b)            5,085,348
General Motors                                       169,110               6,627,422
Harley-Davidson                                       38,574               1,986,561
                                                                     ---------------
Total                                                                     18,563,739
------------------------------------------------------------------------------------

BEVERAGES (1.7%)
Coca-Cola                                            633,171              39,104,641
Molson Coors Brewing Cl B                            336,672              19,267,739
Pepsi Bottling Group                                  19,718                 849,451
PepsiCo                                              647,836              47,758,470
                                                                     ---------------
Total                                                                    106,980,301
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.3%)
Amgen                                                723,495(b)           42,042,294
Biogen Idec                                          197,644(b)           14,712,619
Celgene                                              161,632(b)           10,667,712

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
BIOTECHNOLOGY (CONT.)
Genentech                                            851,180(b)          $63,097,974
Gilead Sciences                                      365,090(b)           16,863,507
                                                                     ---------------
Total                                                                    147,384,106
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                220,612(e)            5,312,337
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.9%)
Alibaba.com                                           12,000(b,c)             20,903
Apollo Mgmt LP                                     1,211,000(b,d,h)       32,697,000
Bank of New York Mellon                              307,336              15,013,364
Bear Stearns Companies                                17,971               2,041,506
BlackRock                                             15,993               3,309,751
Franklin Resources                                    43,803               5,680,373
Goldman Sachs Group                                  124,564              30,881,907
KKR Private Equity Investors LP Unit               2,168,298(h)           42,498,641
Lehman Brothers Holdings                             432,052              27,366,174
Merrill Lynch & Co                                   412,616              27,240,908
Morgan Stanley                                       416,144              27,989,845
Oaktree Capital Group LLC Cl A Unit                  247,000(d,h)          9,571,250
State Street                                         134,011              10,690,057
T Rowe Price Group                                   221,692              14,241,494
                                                                     ---------------
Total                                                                    249,243,173
------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Air Products & Chemicals                              33,349               3,263,200
Ashland                                               41,898               2,460,251
Dow Chemical                                         507,573              22,861,087
Eastman Chemical                                      77,378               5,152,601
Ecolab                                                26,987               1,272,977
EI du Pont de Nemours & Co                           310,560              15,375,826
Hercules                                              17,813                 335,063
Intl Flavors & Fragrances                             12,526                 653,982
Monsanto                                              83,678               8,169,483
PPG Inds                                              25,279               1,889,352
Praxair                                               49,073               4,194,760

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CHEMICALS (CONT.)
Rohm & Haas                                           19,500              $1,011,660
Sigma-Aldrich                                         20,162               1,041,771
                                                                     ---------------
Total                                                                     67,682,013
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
BB&T                                                  84,095               3,108,992
Comerica                                              23,496               1,096,793
Commerce Bancorp                                      29,521               1,202,981
Fifth Third Bancorp                                  138,726(e)            4,339,349
First Horizon Natl                                    20,314                 529,789
Huntington Bancshares                                 56,191               1,006,381
KeyCorp                                               59,790               1,701,026
M&T Bank                                              11,733               1,167,199
Marshall & Ilsley                                     40,930               1,747,711
Natl City                                             97,246               2,358,216
PNC Financial Services Group                         158,450              11,433,752
Regions Financial                                    108,094               2,931,509
SunTrust Banks                                        53,600               3,891,360
Synovus Financial                                     50,278               1,325,328
US Bancorp                                           462,262              15,328,608
Wachovia                                             715,695              32,728,732
Wells Fargo & Co                                     882,607              30,017,464
Zions Bancorporation                                  16,520                 976,497
                                                                     ---------------
Total                                                                    116,891,687
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                     44,281(b)              559,712
Avery Dennison                                        32,896               1,904,678
Cintas                                                20,715                 758,169
Equifax                                               36,336               1,398,936
Monster Worldwide                                     20,791(b)              843,699
Robert Half Intl                                      25,174                 757,486
Waste Management                                      79,673               2,899,300
                                                                     ---------------
Total                                                                      9,121,980
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.2%)
Cisco Systems                                      3,478,410(b)          114,996,234
Corning                                               66,740               1,619,780
JDS Uniphase                                       1,086,610(b)           16,581,669
Motorola                                             370,341               6,958,707
Nokia ADR                                            235,537(c)            9,355,530

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
QUALCOMM                                           2,538,208            $108,457,627
Telefonaktiebolaget LM Ericsson ADR                  412,152(c)           12,385,168
                                                                     ---------------
Total                                                                    270,354,715
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.2%)
Apple                                                398,051(b)           75,609,788
Brocade Communications Systems                        81,763(b)              777,566
Dell                                                 630,572(b)           19,295,503
EMC                                                  135,340(b)            3,436,283
Hewlett-Packard                                    1,131,862              58,494,628
IBM                                                  394,702              45,832,796
SanDisk                                               59,806(b)            2,655,386
                                                                     ---------------
Total                                                                    206,101,950
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                 22,726               3,590,708
KBR                                                  283,439(b)           12,153,864
                                                                     ---------------
Total                                                                     15,744,572
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                      14,676               1,254,945
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                     406,203              24,758,072
Capital One Financial                                366,895              24,064,643
Discover Financial Services                          244,949(g)            4,727,516
SLM                                                       48                   2,264
                                                                     ---------------
Total                                                                     53,552,495
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                  15,726                 779,695
Bemis                                                 16,115                 453,798
Pactiv                                                20,074(b)              551,433
Sealed Air                                            24,801                 618,289
Temple-Inland                                         54,252               2,911,705
                                                                     ---------------
Total                                                                      5,314,920
------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                         26,094               1,280,433
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                     21,572(b)            1,709,797
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Bank of America                                    2,154,463             104,017,474
CIT Group                                             30,948               1,090,608
Citigroup                                          2,099,899              87,985,768
CME Group                                              8,157               5,434,601
Consumer Discretionary Select Sector SPDR
 Fund                                                167,738               6,147,598
IntercontinentalExchange                              10,640(b)            1,896,048
iShares Dow Jones US Healthcare Sector Index
 Fund                                                      1                      72
JPMorgan Chase & Co                                1,356,502              63,755,594
Leucadia Natl                                         25,282               1,280,786
Materials Select Sector SPDR Fund                     46,674               2,047,122
NYMEX Holdings                                        16,249               2,088,321

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
DIVERSIFIED FINANCIAL SERVICES (CONT.)
NYSE Euronext                                         40,540              $3,805,490
Utilities Select Sector SPDR Fund                     58,112               2,466,854
                                                                     ---------------
Total                                                                    282,016,336
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
AT&T                                               3,648,776             152,482,350
Chunghwa Telecom ADR                                  51,215(c)              983,328
Citizens Communications                              192,671               2,535,550
Deutsche Telekom                                   2,144,036(c)           44,050,662
Deutsche Telekom ADR                                 439,102(c)            9,019,155
Embarq                                                     1                      53
Telefonica                                           452,170(c)           14,972,469
Telefonica ADR                                        93,741(c)            9,322,542
Verizon Communications                             1,061,687              48,911,920
Windstream                                           187,515               2,522,077
                                                                     ---------------
Total                                                                    284,800,106
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Allegheny Energy                                      25,502(b)            1,546,951
American Electric Power                               61,301               2,955,321
Duke Energy                                          194,856               3,735,390
Edison Intl                                           50,412               2,931,458
Entergy                                              159,414              19,108,956
Exelon                                               322,730              26,715,589
FirstEnergy                                           46,810               3,262,657
FPL Group                                            115,569               7,907,231
Pinnacle West Capital                                 60,039               2,425,576
PPL                                                  167,223               8,645,429
Progress Energy                                       39,757               1,908,336
Southern                                             510,305              18,707,781
                                                                     ---------------
Total                                                                     99,850,675
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                      26,238               1,374,609
Emerson Electric                                     560,419              29,293,101
                                                                     ---------------
Total                                                                     30,667,710
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                   4,658(b)              171,647
Tyco Electronics                                     161,279               5,752,822
                                                                     ---------------
Total                                                                      5,924,469
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
GlobalSantaFe                                         29,472               2,388,116
Halliburton                                          125,030               4,928,683
Natl Oilwell Varco                                   135,796(b)            9,945,699
Pride Intl                                           293,421(b)           10,827,235
Transocean                                           134,530(b,e)         16,058,846
Weatherford Intl                                      77,787(b)            5,049,154
                                                                     ---------------
Total                                                                     49,197,733
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
CVS Caremark                                         481,751              20,122,738
Kroger                                               106,184               3,120,748
Safeway                                               98,710               3,356,140
SUPERVALU                                             31,160               1,207,450
SYSCO                                                 92,683               3,178,100

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
FOOD & STAPLES RETAILING (CONT.)
Wal-Mart Stores                                      365,841             $16,539,672
Whole Foods Market                                    21,201               1,050,298
                                                                     ---------------
Total                                                                     48,575,146
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Archer-Daniels-Midland                                97,902               3,502,934
Campbell Soup                                        118,909               4,397,255
General Mills                                        133,769               7,722,484
Kellogg                                              221,060              11,669,757
Kraft Foods Cl A                                     845,444              28,246,284
Tyson Foods Cl A                                      39,117                 618,049
                                                                     ---------------
Total                                                                     56,156,763
------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                  6,928                 299,775
ONEOK                                                126,869               6,335,837
Questar                                               26,509               1,513,134
                                                                     ---------------
Total                                                                      8,148,746
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Boston Scientific                                  6,121,445(b)           84,904,442
China Medical Technologies ADR                        67,374(c,e)          3,142,997
Covidien                                             144,899(c)            6,027,798
CR Bard                                               23,020               1,924,702
Medtronic                                            205,568               9,752,146
St. Jude Medical                                      32,253(b)            1,313,665
Stryker                                               89,943               6,385,953
                                                                     ---------------
Total                                                                    113,451,703
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                                222,736              12,511,081
Cardinal Health                                      462,047              31,433,057
CIGNA                                                159,727               8,384,070
Coventry Health Care                                  23,780(b)            1,434,172
Express Scripts                                       39,595(b)            2,498,445
Humana                                                25,558(b)            1,915,572
Laboratory Corp of America Holdings                   17,886(b)            1,229,663
Manor Care                                            11,241                 748,426
McKesson                                             412,071              27,237,893
Patterson Companies                                   21,937(b)              857,956
Quest Diagnostics                                     24,036               1,278,234
Tenet Healthcare                                      74,404(b)              261,158
UnitedHealth Group                                   695,809              34,199,012
                                                                     ---------------
Total                                                                    123,988,739
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            29,940                 754,787
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Chipotle Mexican Grill Cl B                                1(b)                  123
Darden Restaurants                                    19,960                 858,280
Intl Game Technology                                 262,337              11,440,517
Marriott Intl Cl A                                   149,624               6,151,043
McDonald's                                           447,000              26,685,900
MGM MIRAGE                                            45,238(b)            4,144,253
Pinnacle Entertainment                                94,007(b)            2,745,004
Yum! Brands                                          135,254               5,446,679
                                                                     ---------------
Total                                                                     57,471,799
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD DURABLES (1.1%)
Black & Decker                                        10,155                $913,036
Centex                                               163,919               4,107,810
DR Horton                                            472,238               5,992,700
Fortune Brands                                        23,527               1,970,857
Harman Intl Inds                                     465,152              39,165,799
Hovnanian Enterprises Cl A                           405,377(b,e)          4,609,136
Leggett & Platt                                       26,827                 521,249
Lennar Cl A                                          146,444(e)            3,346,245
Meritage Homes                                        20,676(b,e)            332,677
Newell Rubbermaid                                    128,397               3,744,057
S&P Homebuilders ETF SPDR Fund                       138,092               3,061,500
Snap-On                                                8,918                 445,097
Standard-Pacific                                     199,493(e)              957,566
Stanley Works                                         12,606                 725,475
Whirlpool                                             12,155                 962,433
                                                                     ---------------
Total                                                                     70,855,637
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.0%)
Colgate-Palmolive                                    588,094              44,853,929
Procter & Gamble                                   1,212,197              84,271,936
                                                                     ---------------
Total                                                                    129,125,865
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                  103,284(b)            2,211,310
Constellation Energy Group                            27,950               2,646,865
Dynegy Cl A                                           76,100(b)              700,881
                                                                     ---------------
Total                                                                      5,559,056
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.1%)
3M                                                    39,051               3,372,444
General Electric                                   2,827,155             116,365,701
Siemens                                               91,439(c)           12,486,574
Tyco Intl                                            112,648(c)            4,637,718
                                                                     ---------------
Total                                                                    136,862,437
------------------------------------------------------------------------------------

INSURANCE (4.3%)
ACE                                                  524,092(c)           31,765,216
AFLAC                                                486,642              30,551,385
Allstate                                              13,283                 696,029
American Intl Group                                1,253,343              79,111,010
Aon                                                   73,438               3,328,210
Arch Capital Group                                    46,830(b,c)          3,501,479
Assurant                                              20,291               1,185,806
Chubb                                                173,569               9,259,906
Endurance Specialty Holdings                          65,114(c)            2,553,120
Genworth Financial Cl A                               25,824                 704,995
Hartford Financial Services Group                    430,986              41,818,572
Lincoln Natl                                          18,359               1,145,051
MBIA                                                   7,043                 303,131
MetLife                                              172,083              11,847,915
Principal Financial Group                             32,552               2,202,794
Prudential Financial                                 511,156              49,439,008
Validus Holdings                                      18,520(b,c)            479,668
XL Capital Cl A                                       49,337(c)            3,549,797
                                                                     ---------------
Total                                                                    273,443,092
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET & CATALOG RETAIL (0.1%)
Expedia                                               31,380(b)           $1,024,871
IAC/InterActiveCorp                                   29,339(b)              864,327
Liberty Media - Interactive Cl A                     147,062(b,i)          3,122,126
                                                                     ---------------
Total                                                                      5,011,324
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
eBay                                                 547,718(b)           19,772,620
Google Cl A                                          105,836(b)           74,826,052
Yahoo!                                               215,441(b)            6,700,215
                                                                     ---------------
Total                                                                    101,298,887
------------------------------------------------------------------------------------

IT SERVICES (0.6%)
Affiliated Computer Services Cl A                    177,857(b)            9,010,236
Automatic Data Processing                            224,160              11,109,369
Broadridge Financial Solutions                             1                      20
Cognizant Technology Solutions Cl A                   70,492(b)            2,922,598
Convergys                                             21,278(b)              390,026
Electronic Data Systems                              140,734               3,038,447
Fidelity Natl Information Services                    29,999               1,383,554
Fiserv                                                37,185(b)            2,060,049
HCL Technologies                                     384,373(c)            3,077,426
MasterCard Cl A                                        5,498               1,042,146
Ness Technologies                                     42,971(b,c)            502,761
Satyam Computer Services ADR                          23,384(c)              709,704
Unisys                                                48,261(b)              293,427
Western Union                                        102,216               2,252,841
                                                                     ---------------
Total                                                                     37,792,604
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                             14,714                 328,269
Eastman Kodak                                         44,071               1,263,075
Hasbro                                                24,566                 733,295
Mattel                                                60,575               1,265,412
                                                                     ---------------
Total                                                                      3,590,051
------------------------------------------------------------------------------------

MACHINERY (1.2%)
Caterpillar                                          232,472              17,344,736
Deere & Co                                           118,152              18,301,745
Flowserve                                            237,952              18,788,689
Ingersoll-Rand Cl A                                   39,766(c)            2,002,218
ITT                                                   32,177               2,153,285
Navistar Intl                                          9,269(b)              583,715
Parker Hannifin                                      204,307              16,420,154
                                                                     ---------------
Total                                                                     75,594,542
------------------------------------------------------------------------------------

MEDIA (5.9%)
CBS Cl B                                             105,177               3,018,580
Charter Communications Cl A                        1,729,637(b)            3,580,349
Clear Channel Communications                          76,462               2,887,970
Comcast Cl A                                       1,034,449(b,e)         21,775,151
Comcast Special Cl A                                 197,725(b)            4,126,521

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MEDIA (CONT.)
Dow Jones & Co                                        10,163                $607,849
EchoStar Communications Cl A                          50,224(b)            2,458,967
EW Scripps Cl A                                       13,782                 620,328
Gannett                                               35,763               1,516,709
Interpublic Group of Companies                        72,877(b)              754,277
McGraw-Hill Companies                                 52,041               2,604,132
Meredith                                               6,057                 377,048
New York Times Cl A                                   22,361                 437,381
News Corp Cl A                                     1,713,210              37,125,261
Omnicom Group                                         50,413               2,570,055
Time Warner                                        2,573,458              46,991,343
Time Warner Cable Cl A                                60,128(b)            1,719,060
Tribune                                               11,821                 357,703
Viacom Cl B                                          268,609(b)           11,090,866
Virgin Media                                       8,386,601             185,427,748
Vivendi                                              251,209(c)           11,352,420
Walt Disney                                          639,602              22,149,417
WorldSpace Cl A                                      266,702(b,e)          1,125,482
XM Satellite Radio Holdings Cl A                   1,037,548(b)           13,778,637
                                                                     ---------------
Total                                                                    378,453,254
------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Alcan                                                 37,371(c)            3,771,481
Alcoa                                                331,095              13,108,051
Allegheny Technologies                                15,734               1,607,543
Coeur d'Alene Mines                                3,632,467(b,e)         14,348,245
Freeport-McMoRan Copper & Gold                        58,618               6,898,166
Lihir Gold                                        11,018,297(b,c)         42,374,790
Newmont Mining                                       332,602              16,916,117
Nucor                                                 44,210               2,741,904
Stillwater Mining                                    165,704(b)            1,844,286
                                                                     ---------------
Total                                                                    103,610,583
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Dillard's Cl A                                        22,076                 508,410
JC Penney                                            295,312              16,608,347
Kohl's                                               106,741(b)            5,867,553
Macy's                                               179,952               5,763,863
Target                                               320,647              19,674,899
                                                                     ---------------
Total                                                                     48,423,072
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Ameren                                                31,909               1,725,001
CenterPoint Energy                                    49,320                 826,603
CMS Energy                                            34,486                 585,227
Consolidated Edison                                   41,704               1,963,841
Dominion Resources                                   134,113              12,288,775
DTE Energy                                            26,205               1,299,768
Integrys Energy Group                                 11,708                 630,007
NiSource                                              42,100                 860,945
PG&E                                                  54,383               2,660,960
Public Service Enterprise Group                       39,106               3,738,534

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MULTI-UTILITIES (CONT.)
TECO Energy                                           32,448                $546,100
Xcel Energy                                          337,547(e)            7,611,685
                                                                     ---------------
Total                                                                     34,737,446
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.2%)
Anadarko Petroleum                                    41,799               2,466,977
Apache                                                13,492               1,400,605
BP ADR                                               285,147(c)           22,238,615
Chesapeake Energy                                     62,004(e)            2,447,918
Chevron                                            1,078,679              98,709,914
ConocoPhillips                                       535,127              45,464,390
CONSOL Energy                                         28,109               1,588,159
Devon Energy                                         101,216               9,453,574
El Paso                                               98,820               1,745,161
Exxon Mobil                                        2,661,644             244,844,631
Marathon Oil                                         154,139               9,114,239
Occidental Petroleum                                 193,672              13,373,052
Peabody Energy                                        39,289               2,190,362
Range Resources                                        2,634                 118,346
Royal Dutch Shell ADR                                 52,937(c)            4,632,517
Ship Finance Intl                                    122,081(c)            3,342,578
Spectra Energy                                        90,791               2,358,750
Sunoco                                                11,260                 828,736
Total                                                513,822(c)           41,465,065
Valero Energy                                         48,076               3,385,993
Williams Companies                                    87,567               3,195,320
XTO Energy                                            51,720               3,433,174
                                                                     ---------------
Total                                                                    517,798,076
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
AbitibiBowater                                       156,492(e)            5,361,431
Intl Paper                                           262,158               9,689,360
MeadWestvaco                                          28,166                 947,504
Weyerhaeuser                                         125,455               9,523,289
                                                                     ---------------
Total                                                                     25,521,584
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.4%)
Avon Products                                      1,821,161              74,631,177
Estee Lauder Companies Cl A                           17,695                 776,811
Herbalife                                            350,131(c)           15,437,276
                                                                     ---------------
Total                                                                     90,845,264
------------------------------------------------------------------------------------

PHARMACEUTICALS (7.1%)
Abbott Laboratories                                  238,127              13,006,497
AstraZeneca                                          157,329(c)            7,746,934
Bristol-Myers Squibb                               1,877,528              56,307,065
Eli Lilly & Co                                       244,790              13,255,379
Johnson & Johnson                                    487,122              31,745,741
Merck & Co                                         1,853,793             108,001,980
Novartis ADR                                          75,815(c)            4,031,084
Pfizer                                             4,936,360(g)          121,483,820
Roche Holding                                         87,420(c)           14,932,901
Schering-Plough                                    1,249,471              38,133,855
Teva Pharmaceutical Inds ADR                          97,111(c)            4,273,855
Wyeth                                                798,364              38,824,441
                                                                     ---------------
Total                                                                    451,743,552
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Annaly Capital Management                            425,572              $7,273,025
Apartment Investment & Management Cl A                96,946               4,530,287
AvalonBay Communities                                 12,262               1,503,934
Boston Properties                                     18,321               1,984,897
Developers Diversified Realty                         19,241                 969,746
Equity Residential                                    42,556               1,777,990
General Growth Properties                             37,739               2,051,492
Host Hotels & Resorts                                 80,390               1,781,442
Kimco Realty                                          38,732               1,608,153
Plum Creek Timber                                     27,216               1,215,739
ProLogis                                              39,505               2,834,089
Public Storage                                        18,898               1,530,171
Simon Property Group                                   5,258                 547,410
Vornado Realty Trust                                  20,541               2,294,841
                                                                     ---------------
Total                                                                     31,903,216
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           30,224(b)              736,861
------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
CSX                                                   77,126               3,452,931
Hertz Global Holdings                              1,223,015(b)           26,514,965
Norfolk Southern                                      57,594               2,974,730
                                                                     ---------------
Total                                                                     32,942,626
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Applied Materials                                    133,364               2,589,929
Atmel                                              4,605,302(b)           22,519,927
Broadcom Cl A                                        171,891(b)            5,595,052
Cypress Semiconductor                                146,550(b)            5,356,403
Intel                                              2,774,224              74,626,625
KLA-Tencor                                            30,024               1,580,764
LDK Solar ADR                                         73,552(b,c,e)        2,913,395
LSI                                                  717,163(b)            4,733,276
Maxim Integrated Products                             90,219               2,444,935
Natl Semiconductor                                    41,108               1,033,455
NVIDIA                                                33,884(b)            1,198,816
Spansion Cl A                                      3,934,205(b)           27,736,144
Texas Instruments                                    257,506(g)            8,394,696
United Microelectronics ADR                          185,324(c)              698,671
Xilinx                                                46,333               1,130,525
                                                                     ---------------
Total                                                                    162,552,613
------------------------------------------------------------------------------------

SOFTWARE (2.9%)
ACI Worldwide                                         59,172(b)            1,353,264
Adobe Systems                                        151,338(b)            7,249,090
BEA Systems                                          186,904(b)            3,158,678
Citrix Systems                                        42,761(b)            1,838,295
Electronic Arts                                       20,689(b)            1,264,512
Microsoft                                          3,956,786             145,649,292
Oracle                                               778,603(b)           17,261,628

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOFTWARE (CONT.)
Quest Software                                        71,272(b)           $1,240,133
Red Hat                                              114,708(b)            2,476,546
Salesforce.com                                        15,279(b)              861,277
                                                                     ---------------
Total                                                                    182,352,715
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Abercrombie & Fitch Cl A                              12,451                 986,119
AutoNation                                            23,273(b)              411,699
AutoZone                                               7,026(b)              874,105
Best Buy                                              73,766               3,579,126
Circuit City Stores                                  121,120                 960,482
Gap                                                  235,964               4,459,720
Home Depot                                           239,846               7,557,547
Limited Brands                                       137,818               3,033,374
Lowe's Companies                                     670,921(e)           18,041,066
Office Depot                                          71,546(b)            1,342,203
OfficeMax                                             12,026                 380,623
Penske Automotive Group                              152,720               3,402,602
RadioShack                                            21,844                 450,423
Sherwin-Williams                                      16,848               1,076,924
Staples                                              110,100               2,569,734
Tiffany & Co                                          20,600               1,116,108
TJX Companies                                        472,909              13,681,257
                                                                     ---------------
Total                                                                     63,923,112
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Coach                                                102,337(b)            3,741,441
Jones Apparel Group                                   14,349                 300,468
Liz Claiborne                                         16,097                 458,282
Nike Cl B                                             59,370               3,933,856
VF                                                    13,718               1,195,249
                                                                     ---------------
Total                                                                      9,629,296
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.2%)
Countrywide Financial                              1,733,528(e)           26,904,354
Fannie Mae                                           401,691              22,912,455
Freddie Mac                                          422,587              22,071,719
Hudson City Bancorp                                  116,971               1,831,762
                                                                     ---------------
Total                                                                     73,720,290
------------------------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                                       1,019,601              74,359,501
Loews-Carolina Group                                  29,982(i)            2,571,856
                                                                     ---------------
Total                                                                     76,931,357
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.6%)
ALLTEL                                               347,569              24,729,534
America Movil ADR Series L                            33,760(c)            2,207,566
Hutchison Telecommunications Intl                 10,407,067(c)           14,770,940
Millicom Intl Cellular                                69,459(b,c)          8,160,043
Orascom Telecom Holding GDR                           49,031(c,e)          3,510,620
Sprint Nextel                                      2,575,175              44,035,493
Virgin Mobile USA Cl A                               366,403(b,e)          4,451,796

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
WIRELESS TELECOMMUNICATION SERVICES (CONT.)
Vodafone Group                                    26,991,094(c)         $106,349,267
Vodafone Group ADR                                   616,600(c)           24,213,882
                                                                     ---------------
Total                                                                    232,429,141
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $5,278,990,726)                                                $6,054,517,402
------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)
                                                 EXERCISE           EXPIRATION
ISSUER                            CONTRACTS       PRICE                DATE                   VALUE(A)
CALLS
Genentech                            7,890           $90.00           Jan. 2008               $414,225
QUALCOMM                               683            50.00           Jan. 2008                 31,077
Virgin Media                         7,244            27.50           Jan. 2008                 90,550
------------------------------------------------------------------------------------------------------

PUTS
NASDAQ 100                         102,319            50.00           Nov. 2007                869,711
S&P 500                                670         1,500.00           Nov. 2007                546,050
S&P 500                                550         1,510.00           Dec. 2007              1,377,750
------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $12,181,187)                                                                         $3,329,363
------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.7%)(f)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                 365,278,046(j)         $365,278,046
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $365,278,046)                                                    $365,278,046
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,656,449,959)(k)                                             $6,423,124,811
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 8.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $42,268,250 or 0.7% of net assets.

(e)  At Oct. 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. 4.4% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, Dec. 2007                                                172

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
----------------------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                        08-02-07                $29,064,000
KKR Private Equity Investors LP Unit                            05-01-06 thru 10-23-07          46,530,572
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-20-07          10,485,280

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(j) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(k) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $5,656,450,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $961,252,000
Unrealized depreciation                                              (194,577,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $766,675,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE LARGE CAP VALUE FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.4%)
ISSUER                                            SHARES                    VALUE(A)

AEROSPACE & DEFENSE (4.7%)
Boeing                                                 6,447                $635,610
DRS Technologies                                       2,789                 160,200
General Dynamics                                       2,582                 234,859
Goodrich                                               9,589                 667,970
Honeywell Intl                                        15,775                 952,967
L-3 Communications Holdings                            3,064                 335,937
Lockheed Martin                                        5,964                 656,279
Northrop Grumman                                       4,684                 391,676
United Technologies                                    5,568                 426,453
                                                                     ---------------
Total                                                                      4,461,951
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                    1,600(c)              106,801
Fiat                                                   3,539(c)              114,220
                                                                     ---------------
Total                                                                        221,021
------------------------------------------------------------------------------------

BEVERAGES (1.2%)
Coca-Cola                                              8,595                 530,827
Molson Coors Brewing Cl B                              3,584                 205,112
PepsiCo                                                5,340                 393,665
                                                                     ---------------
Total                                                                      1,129,604
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                                  1,838(b)              106,806
Genentech                                              1,932(b)              143,219
                                                                     ---------------
Total                                                                        250,025
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                 10,034                 241,619
------------------------------------------------------------------------------------

CAPITAL MARKETS (4.8%)
Apollo Mgmt LP                                        10,000(b,d,f)          270,000
Bank of New York Mellon                               11,455                 559,577
Franklin Resources                                       769                  99,724
Goldman Sachs Group                                    1,256                 311,388
KKR Private Equity Investors LP Unit                   6,910                 135,436
Lehman Brothers Holdings                              15,892               1,006,598
Merrill Lynch & Co                                    12,735                 840,765
Morgan Stanley                                        11,538                 776,046
Oaktree Capital Group LLC Cl A Unit                    5,000(d,f)            193,750
State Street                                           2,245                 179,084
T Rowe Price Group                                     3,050                 195,932
                                                                     ---------------
Total                                                                      4,568,300
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHEMICALS (1.5%)
Ashland                                                1,544                 $90,664
Dow Chemical                                          16,564                 746,043
Eastman Chemical                                       2,941                 195,841
EI du Pont de Nemours & Co                             7,718                 382,118
                                                                     ---------------
Total                                                                      1,414,666
------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.3%)
Fifth Third Bancorp                                    2,535                  79,295
PNC Financial Services Group                           4,848                 349,832
US Bancorp                                             8,890                 294,792
Wachovia                                              19,096                 873,260
Wells Fargo & Co                                      16,655                 566,437
                                                                     ---------------
Total                                                                      2,163,616
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                         1,476                  85,460
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems                                         16,621(b)              549,490
Motorola                                              16,946                 318,415
Nokia ADR                                              5,351(c)              212,542
QUALCOMM                                               3,666                 156,648
Telefonaktiebolaget LM Ericsson ADR                   10,212(c)              306,871
                                                                     ---------------
Total                                                                      1,543,966
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Dell                                                   4,296(b)              131,458
Hewlett-Packard                                       16,240                 839,283
IBM                                                    7,441                 864,049
SanDisk                                                1,962(b)               87,113
                                                                     ---------------
Total                                                                      1,921,903
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                  1,043                 164,794
KBR                                                    4,350(b)              186,528
                                                                     ---------------
Total                                                                        351,322
------------------------------------------------------------------------------------

CONSUMER FINANCE (1.7%)
American Express                                       9,028                 550,257
Capital One Financial                                 13,927                 913,472
Discover Financial Services                            7,124                 137,493
                                                                     ---------------
Total                                                                      1,601,222
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                                          1,778                 $95,425
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.8%)
Bank of America                                       66,426               3,207,047
Citigroup                                             60,246               2,524,307
JPMorgan Chase & Co                                   37,739               1,773,733
                                                                     ---------------
Total                                                                      7,505,087
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.2%)
AT&T                                                  58,535               2,446,178
Citizens Communications                                8,884                 116,913
Deutsche Telekom                                      11,032(c)              226,660
Verizon Communications                                43,628               2,009,942
Windstream                                             8,592                 115,562
                                                                     ---------------
Total                                                                      4,915,255
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.8%)
Entergy                                                5,925                 710,230
Exelon                                                 9,938                 822,668
FPL Group                                              2,494                 170,639
Pinnacle West Capital                                  2,105                  85,042
PPL                                                    4,951                 255,967
Southern                                              17,856                 654,601
                                                                     ---------------
Total                                                                      2,699,147
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                       7,384                 385,962
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                       3,889                 138,721
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
GlobalSantaFe                                          1,358                 110,039
Halliburton                                            5,850                 230,607
Natl Oilwell Varco                                     3,214(b)              235,393
Pride Intl                                             3,717(b)              137,157
Transocean                                             1,455(b)              173,683
Weatherford Intl                                       3,548(b)              230,301
                                                                     ---------------
Total                                                                      1,117,180
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
CVS Caremark                                           8,944                 373,591
Safeway                                                1,461                  49,674
Wal-Mart Stores                                       10,738                 485,465
                                                                     ---------------
Total                                                                        908,730
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FOOD PRODUCTS (1.3%)
Campbell Soup                                          5,584                $206,496
General Mills                                          3,828                 220,990
Kellogg                                                8,415                 444,229
Kraft Foods Cl A                                      10,881                 363,534
                                                                     ---------------
Total                                                                      1,235,249
------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                  5,805                 289,902
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Boston Scientific                                     36,755(b)              509,792
Covidien                                               3,889                 161,782
                                                                     ---------------
Total                                                                        671,574
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.3%)
Aetna                                                  6,604                 370,947
Cardinal Health                                        3,560                 242,187
CIGNA                                                  5,282                 277,252
McKesson                                               2,185                 144,429
UnitedHealth Group                                     3,676                 180,675
                                                                     ---------------
Total                                                                      1,215,490
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Intl Game Technology                                   4,041                 176,228
Marriott Intl Cl A                                     4,670                 191,984
McDonald's                                             9,724                 580,522
Pinnacle Entertainment                                 4,309(b)              125,823
Yum! Brands                                            2,889                 116,340
                                                                     ---------------
Total                                                                      1,190,897
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Centex                                                 7,425                 186,071
DR Horton                                             17,348                 220,145
Harman Intl Inds                                       1,714                 144,319
Hovnanian Enterprises Cl A                            18,397(b)              209,174
Lennar Cl A                                            4,032                  92,131
Standard-Pacific                                       7,196                  34,541
                                                                     ---------------
Total                                                                        886,381
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                                      6,350                 484,315
Procter & Gamble                                       9,859                 685,397
                                                                     ---------------
Total                                                                      1,169,712
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
3M                                                     1,789                 154,498
General Electric                                      49,980               2,057,177
Tyco Intl                                              5,164(c)              212,602
                                                                     ---------------
Total                                                                      2,424,277
------------------------------------------------------------------------------------

INSURANCE (7.2%)
ACE                                                   14,194(c)              860,298
AFLAC                                                  9,940                 624,033
American Intl Group                                   28,610               1,805,862
Aon                                                    2,672                 121,095
Arch Capital Group                                     1,821(b,c)            136,156
Chubb                                                  5,803                 309,590
Endurance Specialty Holdings                           2,929(c)              114,846
Hartford Financial Services Group                     13,772               1,336,297
MetLife                                                4,829                 332,477
Prudential Financial                                  10,447               1,010,434
XL Capital Cl A                                        2,309(c)              166,133
                                                                     ---------------
Total                                                                      6,817,221
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media - Interactive Cl A                       6,882(b,e)           $146,105
------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                      6,808(b)              344,893
Automatic Data Processing                              5,044                 249,981
Electronic Data Systems                                5,402                 116,629
HCL Technologies                                       6,600(c)               52,842
                                                                     ---------------
Total                                                                        764,345
------------------------------------------------------------------------------------

MACHINERY (1.9%)
Caterpillar                                            3,675                 274,192
Deere & Co                                             3,556                 550,825
Flowserve                                              4,814                 380,113
Ingersoll-Rand Cl A                                    1,800(c)               90,630
ITT                                                    1,506                 100,782
Parker Hannifin                                        5,685                 456,903
                                                                     ---------------
Total                                                                      1,853,445
------------------------------------------------------------------------------------

MEDIA (4.7%)
Comcast Cl A                                          15,685(b)              330,169
Comcast Special Cl A                                   8,969(b)              187,183
EchoStar Communications Cl A                           2,334(b)              114,273
News Corp Cl A                                        39,802                 862,510
Time Warner                                           50,005                 913,092
Viacom Cl B                                            7,452(b)              307,693
Virgin Media                                          30,931                 683,884
Vivendi                                               11,458(c)              517,800
Walt Disney                                           15,642                 541,682
                                                                     ---------------
Total                                                                      4,458,286
------------------------------------------------------------------------------------

METALS & MINING (0.6%)
Alcan                                                  1,749(c)              176,509
Alcoa                                                  8,938                 353,856
                                                                     ---------------
Total                                                                        530,365
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
JC Penney                                              6,726                 378,270
Macy's                                                 3,918                 125,494
Target                                                 5,518                 338,584
                                                                     ---------------
Total                                                                        842,348
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                                     4,096                 375,317
Xcel Energy                                           12,419                 280,048
                                                                     ---------------
Total                                                                        655,365
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.4%)
Anadarko Petroleum                                     1,933                 114,086
BP ADR                                                 7,158(c)              558,252
Chesapeake Energy                                      2,901                 114,531
Chevron                                               27,148               2,484,313
ConocoPhillips                                        21,414               1,819,333
Devon Energy                                           4,635                 432,909
Exxon Mobil                                           53,819               4,950,810
Marathon Oil                                           4,190                 247,755
Royal Dutch Shell ADR                                  2,477(c)              216,762
Total                                                 10,373(c)              837,094
Valero Energy                                            701                  49,371
XTO Energy                                             1,700                 112,846
                                                                     ---------------
Total                                                                     11,938,062
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.9%)
AbitibiBowater                                         7,140                $244,621
Intl Paper                                             8,971                 331,568
Weyerhaeuser                                           4,228                 320,947
                                                                     ---------------
Total                                                                        897,136
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Avon Products                                         11,420                 467,992
Herbalife                                              2,288(c)              100,878
                                                                     ---------------
Total                                                                        568,870
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Bristol-Myers Squibb                                  28,532                 855,675
Eli Lilly & Co                                         2,538                 137,433
Johnson & Johnson                                      6,415                 418,066
Merck & Co                                            20,989               1,222,818
Novartis ADR                                           3,548(c)              188,647
Pfizer                                                98,713               2,429,326
Schering-Plough                                       13,640                 416,293
Wyeth                                                 11,089                 539,258
                                                                     ---------------
Total                                                                      6,207,516
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                             12,985                 221,913
Apartment Investment & Management Cl A                 3,842                 179,537
                                                                     ---------------
Total                                                                        401,450
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Atmel                                                 50,426(b)              246,583
Cypress Semiconductor                                  6,639(b)              242,655
Intel                                                 20,529                 552,230
LSI                                                   20,035(b)              132,231
Spansion Cl A                                         38,394(b)              270,678
Texas Instruments                                      1,766                  57,572
United Microelectronics ADR                            4,567(c)               17,218
                                                                     ---------------
Total                                                                      1,519,167
------------------------------------------------------------------------------------

SOFTWARE (1.2%)
ACI Worldwide                                          1,666(b)               38,101
BEA Systems                                            8,614(b)              145,577
Microsoft                                             19,380                 713,377
Oracle                                                 9,350(b)              207,290
Quest Software                                         3,295(b)               57,333
                                                                     ---------------
Total                                                                      1,161,678
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Circuit City Stores                                    5,866                  46,517
Gap                                                    5,438                 102,778
Home Depot                                             5,358                 168,831
Limited Brands                                         3,784                  83,286
Lowe's Companies                                      15,524                 417,441
Penske Automotive Group                                2,387                  53,182
TJX Companies                                          7,856                 227,274
                                                                     ---------------
Total                                                                      1,099,309
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.3%)
Countrywide Financial                                 51,342                 796,828
Fannie Mae                                            11,649                 664,459
Freddie Mac                                           13,353                 697,427
                                                                     ---------------
Total                                                                      2,158,714
------------------------------------------------------------------------------------

TOBACCO (1.3%)
Altria Group                                          16,862               1,229,746
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
ALLTEL                                                 7,240                $515,126
Sprint Nextel                                         35,918                 614,198
Vodafone Group ADR                                    12,256(c)              481,293
                                                                     ---------------
Total                                                                      1,610,617
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $77,708,596)                                                      $91,663,409
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  3,404,411(g)           $3,404,411
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,404,411)                                                       $3,404,411
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $81,113,007)(h)                                                  $95,067,820
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 6.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $463,750 or 0.5% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                    COST
-------------------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                        08-02-07                $240,000
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-19-07          212,540

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $81,113,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $17,147,000
Unrealized depreciation                                               (3,192,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $13,955,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Large Cap Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 27, 2007